[H & M FINAL]

[Translation]

SEMI-ANNUAL REPORT
(The Seventh Term)
From:  October 1, 2000
To:  March 31, 2001

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

SEMI-ANNUAL REPORT
(The Seventh Term)
From:  October 1, 2000
To:  March 31, 2001

PUTNAM U.S. GOVERNMENT INCOME TRUST

SEMI-ANNUAL REPORT
(The Seventh Term)
From:  October 1, 2000
To:  March 31, 2001

To: Director of Kanto Local Finance Bureau

                                            Filing Date: June 29, 2001

Name of the Registrant Fund:                PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative   Charles E. Porter

Of Trustees:                                Executive Vice President, Treasurer

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Registration Agent:       Harume Nakano
                                            Attorney-at-Law
                                            Signature [Harume Nakano]
                                            -------------------------
                                            (Seal)

                                            Ken Miura
                                            Attorney-at-Law
                                            Signature [Ken Miura]
                                            -------------------------
                                            (Seal)

Address or Place of Business                Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Name of Liaison Contact:                    Harume Nakano
                                            Ken Miura
                                            Attorneys-at-Law

Place of Liaison Contact:                   Hamada & Matsumoto
                                            Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Phone Number:                               03-3580-3377

Places where a copy of this Semi-annual Report is available for Public Inspection Not applicable.

(Total number of pages of this Semi-annual Report is 33 including the front page)

CONTENTS

                                                            This       Japanese
                                                           English     Original
                                                         Translation

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio                  1             1

(2) Results of Past Operations                               2             1

a. Record of Changes in Net Assets                           2             1

b. Record of Distributions Paid.                             2             2

(3) Record of Sales and Repurchases                          3             3

II. OUTLINE OF THE FUND

1. FUND                                                      4             4

(1) Amount of Capital Stock                                  4             4

(2) Information Concerning Major Shareholders                4             4

(3) Information Concerning Trustees, Officers
and Employees                                                4             4

(4) Description of Business and Outline of Operation         7             6

(5) Miscellaneous                                            7             6

2. Putnam Investment Management, LLC
(Investment Management Company)                              8             6

(1) Amount of Capital                                        8             6

(2) Information Concerning Major Shareholders                8             6

(3) Information Concerning Officers and Employees            9             6

(4) Summary of Business Lines and Business Operation1        6            13

(5) Miscellaneous                                           31            29

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND            31            30

IV. OUTLINE OF THE FINANCIAL STATUS OF THE

INVESTMENT MANAGEMENT COMPANY                               31            47

I. STATUS OF INVESTMENT FUND ("Putnam U.S. Government
Income Trust") ("Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:




(As of the end of May 2001)
Types of Assets                       Name of Country          Total USD        Investment Ratio (%)
U.S. Government Agency Mortgages      United States         2,097,045,338             75.39
U.S. Treasury Obligations             United States           643,247,141             23.12
Cash, Deposit and Other Assets
(After deduction of liabilities)                               41,541,588              1.49
     Total                                                  2,781,834,067            100.00
(Net Asset Value)                                      JPY334,516 million



Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("USD" or "$") into Japanese Yen is JPY120.25 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the May 31, 2001 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month during the one-year period up to and including the end of May 2001 is as follows:




                                  Total Net Asset Value                    Net Asset Value per Share
                           USD (thousands)       Yen (millions)            USD                   Yen
2000 End of June               98,585               11,855                12.40                 1,491
July                           95,459               11,479                12.39                 1,490
August                         93,555               11,250                12.50                 1,503
September                      95,090               11,435                12.52                 1,506
October                        97,707               11,749                12.54                 1,508
November                       96,931               11,656                12.65                 1,521
December                      104,112               12,519                12.76                 1,534
2001 End of January           114,223               13,735                12.86                 1,546
February                      116,081               13,959                12.85                 1,545
March                         130,957               15,748                12.84                 1,544
April                         131,383               15,799                12.73                 1,531
May                           132,106               15,886                12.75                 1,533


Note:  Operations of Class M Shares were commenced on February 6, 1995.

b. Record of Distributions Paid (Class M Shares)

           Fiscal Year               Amount paid per Share
      The Sixth Fiscal Year           USD 0.76 (JPY91.39)
       (10/1/99- 9/30/00)

Note: Record of distribution paid during the period from February 1995 through May 2001 is as follows:




----------------------------------------------------------------------------------------
Year     Ex-dividend                   NAV per   Ex-dividend                   NAV per
            Date       Dividend ($)   Share ($)      Date      Dividend ($)   Share ($)
----------------------------------------------------------------------------------------
1995                                                Jul. 5       0.074          12.83
            Feb.6         0.074        12.29        Aug. 7       0.074          12.71
            Mar. 6        0.076        12.26        Sep. 5       0.074          12.84
            Apr. 5        0.074        12.64        Oct. 5       0.073          12.91
            May 5         0.076        12.69        Nov. 6       0.072          12.97
            Jun. 5        0.074        12.89        Dec. 6       0.072          13.05
----------------------------------------------------------------------------------------
1996        Jan. 5        0.072        13.09        Jul. 5       0.065          12.39
            Feb. 5        0.072        13.11        Aug. 5       0.065          12.65
            Mar. 8        0.070        12.70        Sep. 6       0.064          12.42
            Apr. 8        0.070        12.59        Oct. 7       0.064          12.68
            May 6         0.068        12.46        Nov. 5       0.064          12.80
            Jun. 7        0.066        12.44        Dec. 6       0.064          12.84
----------------------------------------------------------------------------------------
1997        Jan. 8        0.064        12.73        Jul. 11      0.066          12.90
            Feb. 7        0.065        12.82        Aug. 11      0.067          12.85
            Mar. 7        0.065        12.75        Sep. 10      0.066          12.86
            Apr. 8        0.064        12.57        Oct. 10      0.066          12.93
            May 12        0.064        12.73        Nov. 10      0.067          12.96
            Jun. 10       0.066        12.78        Dec. 10      0.070          13.01
----------------------------------------------------------------------------------------
1998        Jan. 12       0.068        13.12        Jul. 10      0.066          13.03
            Feb. 10       0.067        13.03        Aug. 10      0.066          13.01
            Mar. 10       0.067        13.01        Sep. 11      0.066          13.10
            Apr. 13       0.066        12.99        Oct. 12      0.066          13.08
            May 11        0.066        12.97        Nov. 10      0.066          13.02
            Jun. 10       0.066        13.04        Dec. 10      0.066          13.08
----------------------------------------------------------------------------------------
1999        Jan. 11       0.066        13.01        Jul. 12      0.063          12.61
            Feb. 10       0.064        13.00        Aug. 10      0.063          12.23
            Mar. 10       0.063        12.87        Sep. 10      0.063          12.48
            Apr. 12       0.063        12.93        Oct. 11      0.063          12.45
            May 10        0.063        12.82        Nov. 10      0.063          12.50
            Jun. 10       0.063        12.56        Dec. 10      0.063          12.49
----------------------------------------------------------------------------------------
2000        Jan. 10       0.063        12.20        Jul. 10      0.064          12.37
            Feb. 10       0.063        12.08        Aug. 10      0.063          12.47
            Mar. 10       0.064        12.18        Sep. 11      0.063          12.44
            Apr. 10       0.063        12.37        Oct. 10      0.063          12.47
            May 10        0.063        12.11        Nov. 10      0.063          12.48
            Jun. 12       0.063        12.32        Dec. 8       0.064          12.66
----------------------------------------------------------------------------------------
2001        Jan. 10       0.063        12.79        Jul.
            Feb. 12       0.063        12.78        Aug.
            Mar. 12       0.063        12.79        Sep.
            Apr. 10       0.057        12.76        Oct.
            May 10        0.057        12.74        Nov.
            Jun.                                    Dec.
----------------------------------------------------------------------------------------



(3) Record of Sales and Repurchases (Class M Shares)
Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of May 2001 are as follows: (6/1/00-5/31/01)

Number of Shares Sold     Number of Shares       Number of Outstanding
                              Repurchased               Shares
7,894,117                      5,618,082              10,361,365
(5,712,000)                   (3,779,020)             (8,858,360)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE FUND

1. Fund

(1) Amount of Capital Stock

Not applicable.

(2) Information Concerning Major Shareholders

Not applicable.

(3) Information Concerning Trustees, Officers and Employees

(1) Trustees and Officers of the Fund(as of May 31, 2001)




-------------------------------------------------------------------------------------------------
Name                   Office and Title                 Resume                       Shares Owned
-------------------------------------------------------------------------------------------------
John A. Hill           Chairman, Trustee  present: Vice-Chairman and Managing             591.427
                                                   Director, First Reserve
                                                   Corporation, Director, Devon
                                                   Energy Corporation,
                                                   TransMontaigue Oil Company
                                                   and various private companies
                                                   owned by First Reserve
                                                   Corporation
-------------------------------------------------------------------------------------------------
George Putnam, III     President          present: President, New Generation            2,314.568
                       and Trustee                 Research Inc. and New Generation
                                                   Advisers Inc., Director, The
                                                   Boston Family Office LLC
-------------------------------------------------------------------------------------------------
Jameson Adkins Baxter  Trustee            present: President, Baxter Associates,          160.053
                                                   Inc., Director of ASHTA
                                                   Chemicals, Inc., Banta
                                                   Corporation and Ryerson Tull,
                                                   Inc.  Chairman Emeritus of
                                                   the Board of Trustees, Mount
                                                   Holyoke College
-------------------------------------------------------------------------------------------------
Hans H. Estin          Trustee            present: Chartered Financial Analyst,              0.00
                                                   Vice Chairman, North American
                                                   Management Corp.
-------------------------------------------------------------------------------------------------
Ronald J. Jackson      Trustee            present: Former Chairman, President and
                                                   Chief Executive Officer,
                                                   Fisher-Price, Inc.                     160.342
-------------------------------------------------------------------------------------------------
Paul. L. Joskow        Trustee            present: Professor of Economics and             140.721
                                                   Managemen
-------------------------------------------------------------------------------------------------
Elizabeth T. Kennan    Trustee            present: President Emeritus, Mount Holyoke      281.123
                                                   College, Director, Bell Atlantic,
                                                   Northeast Utilities, Talbots and
                                                   Cambus-Kenneth Bloodstock, Trustee,
                                                   Franklin Pierce College
-------------------------------------------------------------------------------------------------
Lawrence J. Lasser     Trustee and        present: President, Chief Executive Officer     182.064
                       Vice President              and Director of Putnam Investments,
                                                   LLC and Putnam Investment Management,
                                                   LLC, Director of Marsh & McLennan
                                                   Companies, Inc. and United Way of
                                                   Massachusetts Bay
-------------------------------------------------------------------------------------------------
John H. Mullin, III    Trustee            present: Chairman and Chief Executive Officer   478.030
                                                   of Ridgeway Farm, Director of Graphic
                                                   Packaging International Corp.,
                                                   Alex. Brown Realty, Inc., The Liberty
                                                   Corporation and Progress Energy, Inc.
-------------------------------------------------------------------------------------------------
Robert E. Patterson    Trustee            present: President and Trustee of Cabot       1,156.372
                                                   Industrial Trust and Director of
                                                   Brandywine Trust Company
-------------------------------------------------------------------------------------------------
A.J.C. Smith           Trustee            present: Director of Marsh & McLennan
                                                   Companies, Inc. and Trident Corp.      829.885
-------------------------------------------------------------------------------------------------
W. Thomas Stephens     Trustee            present: President and Chief Executive          126.678
                                                   Officer of MacMillan Bloedel,
                                                   Ltd. Director, Qwest
                                                   Communications, Xcel Energies, Inc.,
                                                   Trans Canada Pipeliners and Norske
                                                   Skog Canada, Ltd.
-------------------------------------------------------------------------------------------------
W. Nicholas Thorndike  Trustee            present: Director of various corporations       182.064
                                                   and charitable organizations,
                                                   including Courier Corporation and
                                                   Providence Journal Co.,  Trustee of
                                                   Cabot Industrial Trust and
                                                   Northeastern University; Member of
                                                   the Advisory Board of National
                                                   Grid USA
-------------------------------------------------------------------------------------------------
Charles E. Porter      Executive Vice     present: Managing Director, Putnam                    0
                       President,                  Investments, LLC and Putnam
                       Treasurer and               Investment Management, LLC
                       Principal
                       Financial Officer
-------------------------------------------------------------------------------------------------
Patricia C. Flaherty   Senior Vice        present: Senior Vice President of                     0
                       President                   Putnam Investments, LLC and
                                                   Putnam Investment Management, LLC
-------------------------------------------------------------------------------------------------
Richard A. Monaghan    Vice President     present: Managing Director of Putnam                  0
                                                   Investments, LLC, Putnam Investment
                                                   Management, LLC, Putnam Retail
                                                   Management
-------------------------------------------------------------------------------------------------
Gordon H. Silver       Vice President     present: Director and Senior Managing                 0
                                                   Director of Putnam Investments,
                                                   LLC and Putnam Investment
                                                   Management, LLC
-------------------------------------------------------------------------------------------------
Ian C. Ferguson        Vice President     present: Senior Managing Director of                  0
                                                   Putnam Investments, LLC and Putnam
                                                   Investment Management, LLC
-------------------------------------------------------------------------------------------------
Brett C. Browchuk      Vice President     present: Managing Director of Putnam                  0
                                                   Investment Management, LLC
-------------------------------------------------------------------------------------------------
Richard G. Leibovitch  Vice President     present: Managing Director of Putnam                  0
                                                   Investment Management, LLC
-------------------------------------------------------------------------------------------------
John R. Verani         Vice President     present: Senior Vice President of Putnam              0
                                                   Investments, LLC and Putnam
                                                   Investment Management, LLC
-------------------------------------------------------------------------------------------------
Stephen Oristaglio     Vice President     present: Managing Director of Putnam                  0
                                                   Investment Management, LLC
-------------------------------------------------------------------------------------------------
Edward H. D'Alelio     Vice President     present: Managing Director of Putnam                  0
                                                   Investment Management, LLC
-------------------------------------------------------------------------------------------------
Kevin Cronin           Vice President     present: Managing Director of Putnam                  0
                                                   Investment Management, LLC
-------------------------------------------------------------------------------------------------
Michael T. Healy       Assistant          present: N.A.                                         0
                       Treasurer and
                       Principal
                       Accounting Officer
-------------------------------------------------------------------------------------------------
Mary A. Eaton          Associate          present: N.A.                                         0
                       Treasurer and
                       Assistant
                       Clerk
-------------------------------------------------------------------------------------------------
Judith Cohen           Clerk              present: N.A.                                         0
-------------------------------------------------------------------------------------------------
Wanda M McManus        Assistant Clerk    present: N.A.                                         0
-------------------------------------------------------------------------------------------------
Joanne M. Neary        Assistant Clerk    present: N.A.                                         0
-------------------------------------------------------------------------------------------------



Note:  The Fund does not have any employees.

(4) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(5) Miscellaneous

There has been, or is, no litigation or fact which had or would have, a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, LLC (Investment Management Company)

(1) Amount of Capital (as of May 31, 2001)

1. Amount of Capital:
Not applicable

2. Number of authorized shares of capital stock:
Not applicable

3. Number of outstanding shares of capital stock:
Not applicable

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

Year                          Amount of Capital
                         (Total Stockholders' Equity)

End of 1996                    $45,817,658
End of 1997                    $48,617,160
End of 1998                   $425,782,007
End of 1999                   $198,676,287
End of 2000                   $209,635,521

(2) Information Concerning Major Stockholders

As of May 31, 2001, all the outstanding interests of the Investment Management Company were owned by Putnam Investments, LLC.

(3) Information Concerning Officers and Employees

List of Officers and Directors of Putnam Investment Management, LLC. [See the excel spreadsheet.]

(4) Summary of Business Lines and Business Operation

[See the excel spreadsheet.]

(5) Miscellaneous

There has been, or is, no litigation or fact which had or would have, a material effect on the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.
Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP in the U.S.A. is responsible for this part.
Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.


AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(for NAV Sale)


To:  Minister of Finance
                                            Filing Date: June 29, 2001

Name of the Registrant Trust:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative   Charles E. Porter
Of Trustees:                                Executive Vice President, Treasurer

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Registration Agent:       Harume Nakano
                                            Attorney-at-Law
                                            Signature [Harume Nakano]
                                            -------------------------
                                            (Seal)

                                            Ken Miura
                                            Attorney-at-Law
                                            Signature [Ken Miura]
                                            -------------------------
                                            (Seal)

Address or Place of Business                Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Name of Liaison Contact:                    Harume Nakano
                                            Ken Miura
                                            Attorneys-at-Law

Place of Liaison Contact:                   Hamada & Matsumoto
                                            Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Phone Number:                               03-3580-3377


Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 100.5 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share in respect of 100.5 million Class M Shares. (The maximum amount expected to be sold is 1,292.43 million U.S. dollars (JPY 155 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY120.25 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2001.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2001 (U.S.$12.86) by 100.5 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 4 including front and back pages.)

I. Reason For Filing This Amendment to Securities Registration
Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 16, 2001 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:
Part II. INFORMATION ON THE ISSUER (page 5 of the Original SRS)

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:




Before amendment                               After amendment

[Original SRS]                                 [Aforementioned Semi-annual Report]

I.  Description of the Fund                    I.  Status of Investment Portfolio of the Fund

5.  Status of Investment Portfolio             (1) Diversification of Investment Portfolio
                                                   (the aforementioned Semi-annual Report, page 1)
(A) Diversification of Investment Portfolio
                                               (2) Results of Past Operations
(B) Results of Past Operations
                                                a  Record of Changes in Net Assets
(1) Record of Changes in Net Assets                (Class M Shares) (Ditto, page 2)
    (Class M Shares)
                                                   (Regarding the amounts as at the end
    (Regarding the amounts as at the end of        of each month during one-year
    each month during one-year period from,        period from, and including, the latest
    and including, the latest relevant date        relevant date appertaining to the
    appertaining to the filing date of             filing date of the afore-mentioned
    the Original SRS)                              Semi-annual Report)

(2) Record of Distributions Paid                b  Record of Distributions Paid
    (Class M Shares)                               (Class M Shares) (Ditto, page 2)

    (Regarding the dividends paid at the           (Regarding the dividends paid at
    end of each month up to the latest             the end of each month up to the latest
    relevant date of the Original SRS)             relevant date of the afore-mentioned
                                                   Semi-annual Report)

II. Outline of the Fund                        II. Outline of the Fund

1.  Fund                                       1.  Fund

(E) Amount of Capital Stock                    (1) Amount of Capital Stock (Ditto, page 4)

(G) Information Concerning Major               (2) Information Concerning Major
    Shareholders                                   Shareholders (Ditto, page 4)

(H) Information Concerning Trustees,           (3) Information Concerning Trustees,
    Officers and Employees                         Officers and Employees (Ditto, page 4)

(I) Description of Business and Outline        (4) Description of Business
    of Operation                                   and Outline of Operation (Ditto, page 7)

2.  Putnam Investment Management, LLC          2.  Putnam Investment Management, LLC
    (Investment Management Company)                (Investment Management Company)

(E) Amount of Capital                          (1) Amount of Capital (Ditto, page 8)

(G) Information Concerning Major               (2) Information Concerning Major
    Stockholders                                   Stockholders (Ditto, page 8)

(H) Information Concerning Officers            (3) Information Concerning Officers
    and Employees                                  and Employees (Ditto, page 9)

(I) Summary of Business Lines and              (4) Summary of Business Lines and Business
    Business Operation                             Operation (Ditto, page 16)



With respect to Section IV the Financial Condition of the Fund in the Original SRS, Item III Outline of the Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, page 31) is added to the Original SRS.

Part III. SPECIAL INFORMATION (page 13 of the Original SRS)

With respect to Section II the Financial Condition of the Investment Management Company in the Original SRS, Item IV Outline of the Financial Status of the Investment Management Company in the aforementioned
Semi-annual Report (Ditto, page 31) is added to the Original SRS.